                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-1241

                            Eaton Vance Growth Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]


EATON VANCE
ASIAN
SMALL
COMPANIES
FUND


ANNUAL REPORT AUGUST 31, 2003

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE ASIAN SMALL COMPANIES FUND as of August 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
THOMAS E. FAUST JR.
PRESIDENT

Eaton Vance Asian Small Companies Fund Class A shares had a total return of 30.94% for the year ended August 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $21.85 on August 31, 2002 to $28.61 on August 31, 2003.(1)

Class B shares had a total return of 30.19% for the same period, the result of an increase in NAV from $13.98 on August 31, 2002 to $18.20 on August 31, 2003.(1) The Fund's returns far outperformed its benchmark, the Morgan Stanley Capital International All Country Asia Pacific Index - a broad-based, unmanaged index of common stocks traded in developed and emerging markets of the Asia Pacific region - which had a return of 11.62% for the year ended August 31, 2003.(2)

WHILE MANY OF ASIA'S INVESTORS WERE DISTRACTED BY THE SARS CRISIS, THE REGION'S UNDERLYING FUNDAMENTALS REMAINED STRONG...

While Asia struggled with the SARS-related health crisis, the region's underlying economic fundamentals continued to improve in the first half of 2003. Despite the SARS distraction, countries in Asia have posted relatively strong GDP growth, due to a revival of industrial production and consumer spending. Those trends have been a source of encouragement to observers and investors alike, many of whom feared wider economic ramifications from the SARS outbreak. There were some factory closings in Asia and restrictions on travel and these measures had a short-term negative impact on the economy. However, the region was quickly back to work once the crisis had passed.

INDIA AND CHINA HAVE POSTED VERY IMPRESSIVE ECONOMIC GROWTH...

Economic growth in India and China was especially impressive in the first half of 2003. India's technology sector has benefited from the outsourcing trend in the U.S., while its farm sector - and coincidentally, its consumer sector - have benefited from an excellent monsoon season. For its part, China has enjoyed a surge in exports to the U.S., Europe and other Asian nations, a rise of more than 30% over levels of a year earlier. These patterns suggest that China has resumed its growth cycle.

As India and China continue to generate economic leadership in Asia, there are increasing opportunities for smaller companies whose products and services fill a growing need in these developing economies. We remain optimistic about Asia's future and that of these emerging smaller companies. In the following pages, portfolio manager Zaheer Sitabkhan discusses the events of the past fiscal year and their impact on the Fund.

                                                Sincerely,


                                                /s/ Thomas E. Faust
                                                Thomas E. Faust
                                                President
                                                October 8, 2003


FUND INFORMATION
as of August 31, 2003

PERFORMANCE(3)                                                               CLASS A     CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------------------------
One Year                                                                      30.94%      30.19%
Life of Fund+                                                                 27.73       14.13

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------------------------
One Year                                                                      23.43%      25.19%
Life of Fund+                                                                 26.06       13.60

+ Inception dates: Class A: 3/1/99; Class B: 10/8/99

TEN LARGEST HOLDINGS(4)

Cadila Healthcare Ltd.               3.7%
Dairy Farm International Holdings    3.5
Central Pattana Public Co. Ltd.      3.1
PT Unilever Indonesia                3.0
Siemens India Ltd.                   2.9
Bharat Forge Ltd.                    2.6
Hexaware Technologies Ltd.           2.2
Asea Brown Boveri Ltd.               2.2
Kotak Mohandra Finance Ltd.          2.2
Satyam Computer Services Ltd.        2.2

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares.
(2)  It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. Class B returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.
(4) Ten largest holdings represent 27.6% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE ASIAN SMALL COMPANIES FUND as of August 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF ZAHEER SITABKHAN]
ZAHEER SITABKHAN
PORTFOLIO MANAGER

AN INTERVIEW WITH ZAHEER SITABKHAN, DIRECTOR, LLOYD GEORGE MANAGEMENT, INVESTMENT ADVISER TO ASIAN SMALL COMPANIES PORTFOLIO.

Q: ZAHEER, THE PAST YEAR HAS SEEN THE ASIAN MARKETS RALLY STRONGLY. WHAT HAVE
   BEEN THE CATALYSTS BEHIND THE MARKET RECOVERY?

A: Several factors have driven the markets in the past year. The year has seen stronger economic growth and hints of resolution of some of the problems that have plagued Asia's economies in recent years. While the worrisome geopolitical situation is still fluid, key issues are at least being addressed; the SARS outbreak, which threatened to turn into a devastating regional health crisis, has been contained; interest rates have remained relatively low; government spending has picked up; and demand for Asian exports is rising, as the U.S., Japanese and global economies are gaining momentum.

   The reviving U.S. economy has been especially critical to Asia's rebound. While slow to materialize, the U.S. has seen a significant increase in business investment, a trend that has resulted in rising demand for Asia's technology exports. The stronger economic climate has improved investor confidence, a trend that has been reflected in dramatically higher stock prices.

Q: INVESTORS WERE GREATLY CONCERNED ABOUT THE SARS EPIDEMIC IN THE SPRING. DID
   THE OUTBREAK HAVE A PRONOUNCED EFFECT ON THE ASIAN MARKETS?

A: The SARS outbreak had negative short-term impact on Asian economies and markets. Factory closings produced a falloff in some manufacturing areas, while selected quarantines led to a decline in tourism and retail activity. Predictably, the region's airlines, hotels and retail sectors were negatively influenced by those trends.

   Not surprisingly, the markets underwent a significant correction. However, as the SARS crisis subsided and it became increasingly clear that there would be no LONG-TERM economic effects, the markets recovered. In the months since, investors have once again focused on the improving economic fundamentals and the outstanding growth potential of the region.

Q: HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: While the Portfolio has remained well-diversified on a country and sector basis, we've emphasized companies we believe can post above-average earnings growth. From a geographical standpoint, some countries have showed convincing signs of an economic recovery. For example, India, the strongest economy in South Asia, has generated an impressive recovery and was the largest country weighting in the Portfolio, at 44.9%. of common stock

FIVE LARGEST INDUSTRY WEIGHTINGS(1)
By total net assets

Banking & Finance                9.2%

Software                         7.9%

Diversified Operations           7.2%

Auto & Auto Parts                6.4%

Drugs                            6.2%

REGIONAL DISTRIBUTION(1)
As a percentage of common stock investments

Malaysia                0.8%
India                  44.9%
Hong Kong              17.9%
South Korea             8.7%
Singapore               7.5%
Indonesia               6.2%
Sri Lanka               5.6%
Thailand                5.5%
Australia               1.6%
Taiwan                  1.3%

(1) Because the Portfolio is actively managed, Industry Weightings and Regional Distribution are subject to change. All data are as of 8/31/03 and are based on total common stock holdings.

   holdings. Hong Kong was the second largest weighting, at 17.9%, and has been a beneficiary of China's growing economy. South Korea, at 8.7%, has continued its leadership in technology innovation and stands to benefit from rebounding capital spending by the U.S. and Europe.

   The Portfolio's largest sector weightings were: banking and finance, at 9.2%; software companies, at 7.9%; diversified operations, at 7.2%; auto and auto parts manufacturers, at 6.4%; and drug companies, at 6.2%. Those weightings include cyclical companies participating in a broad economic recovery, companies that we believe should respond to an uptrend in consumer spending and companies whose exports should rise due to increasing global demand.

Q: INDIA REMAINED THE PORTFOLIO'S LARGEST COUNTRY WEIGHTING. WHAT HAS ATTRACTED
   YOU TO THE INDIA STOCK MARKET?

A: Following a prolonged slump, India's economy has gathered strong momentum in the past year. We believe India's GDP growth should exceed the prior year's and will be second in Asia only to China's expected growth. The industrial, service and agricultural sectors have all generated strong growth. Agriculture has been helped by a bountiful monsoon season, a blessing following last year's devastating drought conditions. The revival of the farm sector is a key to boosting rural incomes and lifting consumer sentiment.

   The industrial and manufacturing areas have also rebounded, as domestic and export demand continues to rise. Exports are running at levels 10% above those of a year ago.

Q: WHAT SORT OF STOCKS IN THE INDIAN MARKET HAVE DRIVEN THE PORTFOLIO?

A: The Portfolio's Indian auto stocks have fared very well. Rising wealth levels have created stronger demand for autos, including luxury cars, mid-size and two-wheeler vehicles alike.

   In addition, with increasing mobility and rising need to transport goods, the demand for commercial vehicles, such as buses and trucks, has grown accordingly.

   Engineering stocks also performed well. Increasing construction activity and infrastructure building have resulted in good revenue growth for engineering firms with exposure to these key sectors. Finally, banking and finance stocks have enjoyed a strong run. Low interest rates and rising loan demand have provided a favorable business climate for the financial sector.

Q: HONG KONG WAS ONCE AGAIN A SIGNIFICANT WEIGHTING FOR THE PORTFOLIO. HOW HAS
   THE HONG KONG ECONOMY FARED?

A: The Hong Kong economy has begun its post-SARS recovery. The trade, retail and tourism sectors have demonstrated resilience. Quite apart from the SARS outbreak, Hong Kong has had challenges to overcome in the past year. Deflation, a stubbornly high budget deficit, high unemployment and low consumer confidence have been hurdles to growth. However, Hong Kong is fortunate to benefit from mainland China's robust GDPgrowth, which rose 9.9% in the first half of 2003. Exports have risen an impressive 30% over last year.

   Some Hong Kong-based stocks have contributed significantly to performance. Selected restaurant and apparel retailers have regained sales momentum, as consumer confidence has recovered nicely. Insurance was another area that performed well for the Fund. Demand for insurance-related products continues to rise sharply, as rising wealth levels create a growing market for a broad range of financial services.

Q: WERE THERE ANY SECTORS THAT UNDERPERFORMED FOR THE FUND?

A: Yes. With evidence of an improving economy, some defensive sectors understandably found less favor with investors. Food and beverage companies, which generally enjoy fairly stable revenues and helped the Fund during the economic downturn, have been less responsive during the recent rally. That was also true of several drug stocks. Drug companies have a fast-growing marketplace for new treatments. However, with cyclical stocks taking the spotlight in an expanding economy, it has become increasingly difficult for drug companies to compete for investors' attention.

Q: ZAHEER, ARE SMALLER COMPANIES LIKELY TO BENEFIT FROM A BROAD ECONOMIC
   RECOVERY IN ASIA?

A: Yes, I believe so. Small companies have the potential for dramatic revenue growth in an economic recovery. The Portfolio makes bottom-up, company-by-company investment decisions. But broadly speaking, we have focused on companies that we believe are capable of exploiting shifts in the marketplace and able to adapt to changes in technology or consumer choices. It's noteworthy that small companies - which typically have less bureaucracy and lower costs - generally tend to be more flexible and can often adapt to change more quickly. In some cases, this can provide a significant marketing advantage. We will continue to seek companies that we believe may provide good investment opportunities for the Fund.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ASIAN SMALL COMPANIES FUND CLASS A vs. THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY ASIA PACIFIC INDEX*
March 31, 1999 - August 31, 2003




                    EATON VANCE
                    ASIAN SMALL      FUND, INCLUDING
                   COMPANIES FUND       MAXIMUM                 MSCI
     DATE             CLASS A         SALES CHARGE             INDEX
---------------------------------------------------------------------
      3/31/1999         10,000           10,000                10,000
      4/30/1999         11,058           10,420                10,745
      5/31/1999         11,337           10,682                10,231
      6/30/1999         13,250           12,485                11,251
      7/31/1999         14,206           13,386                11,941
      8/31/1999         14,708           13,858                11,890
      9/30/1999         15,292           14,409                12,243
     10/31/1999         16,620           15,661                12,685
     11/30/1999         19,499           18,373                13,361
     12/31/1999         24,573           23,154                14,233
      1/31/2000         24,033           22,645                13,724
      2/29/2000         27,429           25,845                13,379
      3/31/2000         28,201           26,573                14,261
      4/30/2000         24,275           22,873                13,180
      5/31/2000         22,647           21,339                12,422
      6/30/2000         23,652           22,286                13,284
      7/31/2000         21,679           20,427                12,036
      8/31/2000         22,451           21,155                12,537
      9/30/2000         20,535           19,349                11,736
     10/31/2000         19,646           18,512                10,989
     11/30/2000         18,709           17,628                10,590
     12/31/2000         18,064           17,021                10,166
      1/31/2001         19,939           18,788                10,439
      2/28/2001         19,256           18,144                 9,962
      3/31/2001         17,098           16,110                 9,383
      4/30/2001         17,430           16,423                 9,900
      5/31/2001         18,650           17,573                 9,882
      6/30/2001         18,162           17,113                 9,453
      7/31/2001         17,723           16,699                 8,854
      8/31/2001         17,762           16,736                 8,678
      9/30/2001         16,492           15,540                 7,702
     10/31/2001         16,990           16,009                 7,852
     11/30/2001         18,494           17,426                 8,225
     12/31/2001         19,334           18,217                 8,039
      1/31/2002         20,984           19,772                 7,739
      2/28/2002         21,824           20,563                 7,949
      3/31/2002         23,083           21,750                 8,518
      4/30/2002         23,386           22,036                 8,710
      5/31/2002         23,366           22,017                 9,051
      6/30/2002         22,732           21,419                 8,588
      7/31/2002         21,501           20,260                 8,045
      8/31/2002         21,335           20,103                 7,983
      9/30/2002         20,095           18,935                 7,495
     10/31/2002         19,011           17,914                 7,294
     11/30/2002         19,714           18,576                 7,595
     12/31/2002         19,363           18,245                 7,346
      1/31/2003         19,617           18,484                 7,194
      2/28/2003         19,636           18,503                 7,133
      3/31/2003         18,650           17,573                 6,891
      4/30/2003         19,783           18,641                 6,994
      5/31/2003         21,746           20,490                 7,379
      6/30/2003         23,562           22,201                 7,862
      7/31/2003         26,735           25,191                 8,206
      8/31/2003         27,936           26,323                 8,911

       PERFORMANCE*                                                                 CLASS A     CLASS B
       ------------------------------------------------------------------------------------------------
       Average Annual Total Returns (at net asset value)
       ------------------------------------------------------------------------------------------------
       One Year                                                                      30.94%      30.19%
       Life of Fund+                                                                 27.73       14.13

       SEC Average Annual Total Returns (including sales charge or applicable CDSC)
       ------------------------------------------------------------------------------------------------
       One Year                                                                      23.43%      25.19%
       Life of Fund+                                                                 26.06       13.60

       + Inception dates: Class A: 3/1/99; Class B: 10/8/99

* Source: Thomson Financial. Investment operations commenced 3/1/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

   The performance chart above compares the Fund's total return with that of a broad-based securities market index. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Morgan Stanley Capital International All Country Asia Pacific Index - a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. A $10,000 investment in the Fund's Class B shares on 10/8/99 at net asset value would have been worth $16,742 on August 31, 2003, $16,442 including the Fund's applicable CDSC. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
-----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $15,002,932)         $16,896,357
Receivable for Fund shares sold               605,404
Receivable from the Distributor                41,934
-----------------------------------------------------
TOTAL ASSETS                              $17,543,695
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    64,437
Payable to affiliate for distribution
   and service fees                               705
Accrued expenses                               11,885
-----------------------------------------------------
TOTAL LIABILITIES                         $    77,027
-----------------------------------------------------
NET ASSETS                                $17,466,668
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $15,729,693
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (221,941)
Accumulated undistributed net investment
   income                                      65,491
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,893,425
-----------------------------------------------------
TOTAL                                     $17,466,668
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $15,120,765
SHARES OUTSTANDING                            528,457
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     28.61
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $28.61)      $     30.36
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 2,345,903
SHARES OUTSTANDING                            128,896
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     18.20
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $33,680)             $  225,180
Interest allocated from Portfolio              1,351
Expenses allocated from Portfolio            (79,536)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  146,995
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $   12,846
Distribution and service fees
   Class A                                    21,450
   Class B                                     9,365
Registration fees                             29,605
Custodian fee                                 13,578
Transfer and dividend disbursing agent
   fees                                       11,745
Legal and accounting services                  6,505
Printing and postage                           4,495
Miscellaneous                                  1,996
----------------------------------------------------
TOTAL EXPENSES                            $  111,585
----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Distributor                         $   43,823
   Reduction of management fee                12,846
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   56,669
----------------------------------------------------

NET EXPENSES                              $   54,916
----------------------------------------------------

NET INVESTMENT INCOME                     $   92,079
----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax, $10,872)
      (identified cost basis)             $  (58,754)
   Foreign currency transactions             (12,441)
----------------------------------------------------
NET REALIZED LOSS                         $  (71,195)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,316,283
   Foreign currency                               23
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,316,306
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,245,111
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,337,190
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        92,079  $       (15,454)
   Net realized gain (loss)                       (71,195)          12,194
   Net change in unrealized
      appreciation (depreciation)               2,316,306         (156,161)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     2,337,190  $      (159,421)
--------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    13,256,444  $     2,899,881
      Class B                                   1,530,587        1,201,390
   Cost of shares redeemed
      Class A                                  (2,466,865)        (796,852)
      Class B                                    (393,068)        (296,591)
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $    11,927,098  $     3,007,828
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    14,264,288  $     2,848,407
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $     3,202,380  $       353,973
--------------------------------------------------------------------------
AT END OF YEAR                            $    17,466,668  $     3,202,380
--------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)
included in net assets
--------------------------------------------------------------------------
AT END OF YEAR                            $        65,491  $        (3,289)
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  --------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000        1999(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $21.850        $18.190        $24.130      $15.840       $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.437        $(0.253)       $(0.268)     $(0.322)      $ 0.046
Net realized and unrealized
   gain (loss)                        6.323          3.913         (4.632)       8.660         5.794
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 6.760        $ 3.660        $(4.900)     $ 8.338       $ 5.840
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $    --        $    --        $    --      $(0.048)      $    --
From net realized gain                   --             --         (1.040)          --            --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $    --        $(1.040)     $(0.048)      $    --
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $28.610        $21.850        $18.190      $24.130       $15.840
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                       30.94%         20.12%        (20.89)%      52.65%        58.40%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $15,121        $ 2,349        $   340      $ 1,723       $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.47%          2.52%          2.78%        2.70%         1.40%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.47%          2.49%          2.50%        2.49%         1.40%(5)
   Net investment income
      (loss)                           1.93%         (1.13)%        (1.38)%      (1.66)%        2.69%(5)
Portfolio Turnover of the
   Portfolio                            112%            83%           109%         112%          105%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         3.54%          7.41%          7.84%        6.67%         8.23%(5)
   Expenses after custodian
      fee reduction(4)                 3.54%          7.38%          7.56%        6.46%         8.23%(5)
   Net investment income
      (loss)                           0.86%         (6.02)%        (6.44)%      (5.63)%       (4.13)%(5)
Net investment income (loss)
   per share                        $ 0.195        $(1.348)       $(1.251)     $(1.092)      $(0.071)
------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                  --------------------------------------------------------
                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(2)
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.980        $11.700        $16.070        $11.700
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.129        $(0.204)       $(0.234)       $(0.345)
Net realized and unrealized
   gain (loss)                        4.091          2.484         (3.096)         4.715
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 4.220        $ 2.280        $(3.330)       $ 4.370
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net realized gain              $    --        $    --        $(1.040)       $    --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $    --        $(1.040)       $    --
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $18.200        $13.980        $11.700        $16.070
------------------------------------------------------------------------------------------

TOTAL RETURN(3)                       30.19%         19.49%        (21.64)%        37.35%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,346        $   853        $    14        $    47
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.97%          3.03%          3.28%          2.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.97%          3.00%          3.00%          2.56%(5)
   Net investment income
      (loss)                           0.91%         (1.40)%        (1.88)%        (1.59)%(5)
Portfolio Turnover of the
   Portfolio                            112%            83%           109%           112%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee as well as an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         4.06%          6.64%         10.80%          4.81%(5)
   Expenses after custodian
      fee reduction(4)                 4.06%          6.61%         10.52%          4.60%(5)
   Net investment loss                (0.18)%        (5.01)%        (9.40)%        (3.63)%(5)
Net investment loss per share       $(0.026)       $(0.730)       $(1.170)       $(0.788)
------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (24.5% at August 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              -----------------------
    CLASS A                                      2003         2002
    -----------------------------------------------------------------
    Sales                                        526,906     124,359
    Redemptions                                 (105,985)    (35,513)
    -----------------------------------------------------------------
    NET INCREASE                                 420,921      88,846
    -----------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              -----------------------
    CLASS B                                      2003         2002
    -----------------------------------------------------------------
    Sales                                         97,914      80,138
    Redemptions                                  (30,020)    (20,340)
    -----------------------------------------------------------------
    NET INCREASE                                  67,894      59,798
    -----------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended August 31, 2003, the Fund received $3,282 in redemption fees on Class A shares.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. For the year ended August 31, 2003 the fee was equivalent to 0.25% of the Fund's daily average net assets for such period and amounted to $12,846. To enhance the net investment income of the Fund, EVM waived all of their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the year ended August 31, 2003, EVM earned $967 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $8,927 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $18,063 and $7,007 for Class A, and Class B shares, respectively, payable to EVD for the year ended August 31, 2003, representing approximately 0.42%, and 0.75% of the average daily net assets for Class A and Class B shares, respectively. In addition, to enhance the net investment income of the Fund, the Distributor voluntarily assumed $43,823 of the Fund's expenses. At August 31, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $67,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A based on the value of

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. The Class B Plan authorizes the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2003, amounted to approximately $3,387 and $2,358, for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $3,800 of CDSC paid by Class B Shareholders for the year ended August 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $14,198,702 and $2,855,483 respectively, for the year ended August 31, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                        198,155     1,275
    Donald R. Dwight                             198,155     1,275
    James B. Hawkes                              198,155     1,275
    Samuel L. Hayes, III                         198,155     1,275
    William H. Park                              198,155     1,275
    Norton H. Reamer                             198,155     1,275
    Lynn A. Stout                                198,155     1,275

   Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

    Edward K.Y. Chen                             198,155     1,275
    Hon. Robert Lloyd George                     198,155     1,275

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND SHAREHOLDERS
OF EATON VANCE ASIAN SMALL COMPANIES FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Asian Small Companies Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from March 1, 1999 to August 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Asian Small Companies Fund at August 31, 2003, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 22, 2003

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.1%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 1.5%


Mining -- 0.7%
------------------------------------------------------------------
Sally Malay Mining Ltd.(1)                  1,725,000  $   481,730
------------------------------------------------------------------
                                                       $   481,730
------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.8%
------------------------------------------------------------------
Novus Petroleum Ltd.(1)                       609,600  $   554,267
------------------------------------------------------------------
                                                       $   554,267
------------------------------------------------------------------
Total Australia
   (identified cost $793,053)                          $ 1,035,997
------------------------------------------------------------------

HONG KONG -- 17.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Appliances -- 0.6%
------------------------------------------------------------------
Allan International Holdings Ltd.           2,336,000  $   419,322
------------------------------------------------------------------
                                                       $   419,322
------------------------------------------------------------------
Containers and Packaging -- 1.3%
------------------------------------------------------------------
Singamas Container Holdings Ltd.            1,870,000  $   881,142
------------------------------------------------------------------
                                                       $   881,142
------------------------------------------------------------------
Electric Products -- 1.0%
------------------------------------------------------------------
Suga International (Bermuda) Holdings
Ltd.                                        1,118,000  $   235,089
The Grande (Bermuda) Holdings Ltd.            354,000      426,656
------------------------------------------------------------------
                                                       $   661,745
------------------------------------------------------------------
Food and Beverages -- 1.3%
------------------------------------------------------------------
Harbin Brewery Group Ltd.(1)                2,392,000  $   897,086
------------------------------------------------------------------
                                                       $   897,086
------------------------------------------------------------------
Hotels and Motels -- 1.4%
------------------------------------------------------------------
Shangri-La Asia Ltd.                        1,170,000  $   975,094
------------------------------------------------------------------
                                                       $   975,094
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Insurance -- 1.5%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   1,876,000  $ 1,028,291
------------------------------------------------------------------
                                                       $ 1,028,291
------------------------------------------------------------------
Machinery -- 0.2%
------------------------------------------------------------------
Chen Hsong Holdings Ltd.                      232,000  $   116,011
------------------------------------------------------------------
                                                       $   116,011
------------------------------------------------------------------
Metals - Industrial -- 1.3%
------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.            2,184,000  $   910,087
------------------------------------------------------------------
                                                       $   910,087
------------------------------------------------------------------
Optical Supplies -- 0.8%
------------------------------------------------------------------
Sun Hing Vision Group Holdings Ltd.         1,250,000  $   524,890
------------------------------------------------------------------
                                                       $   524,890
------------------------------------------------------------------
Printing -- 1.0%
------------------------------------------------------------------
Global China Group Holdings Ltd.            7,858,000  $   685,122
------------------------------------------------------------------
                                                       $   685,122
------------------------------------------------------------------
Real Estate Operating / Development -- 1.1%
------------------------------------------------------------------
Shun Tak Holdings Ltd.                      2,158,000  $   747,072
------------------------------------------------------------------
                                                       $   747,072
------------------------------------------------------------------
Retail - Restaurants -- 1.8%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                 1,463,000  $ 1,219,284
------------------------------------------------------------------
                                                       $ 1,219,284
------------------------------------------------------------------
Shipping -- 1.1%
------------------------------------------------------------------
Orient Overseas International Ltd.            344,000  $   758,637
------------------------------------------------------------------
                                                       $   758,637
------------------------------------------------------------------
Textiles and Apparel -- 2.2%
------------------------------------------------------------------
Huafeng Textile International Group Ltd.    8,000,000  $ 1,097,541
Victory City International Holdings Ltd.      924,000      396,884
------------------------------------------------------------------
                                                       $ 1,494,425
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Toys -- 1.0%
------------------------------------------------------------------
Dream International Ltd.                    2,876,000  $   663,756
------------------------------------------------------------------
                                                       $   663,756
------------------------------------------------------------------
Total Hong Kong
   (identified cost $8,628,630)                        $11,981,964
------------------------------------------------------------------

INDIA -- 43.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 6.4%
------------------------------------------------------------------
Automotive Axles Ltd.                         104,454  $   416,017
Bharat Forge Ltd.                             184,400    1,752,122
Mahindra and Mahindra Ltd.                    243,400    1,062,288
TVS Suzuki Ltd.                                73,624    1,175,239
------------------------------------------------------------------
                                                       $ 4,405,666
------------------------------------------------------------------
Banking and Finance -- 7.7%
------------------------------------------------------------------
Bank of Baroda                                166,600  $   522,033
Corporation Bank                              250,000    1,155,691
HDFC Bank Ltd.                                114,100      685,322
ING Vysya Bank Ltd.                           144,601    1,459,411
Kotak Mahindra Finance Ltd.                   325,000    1,485,390
------------------------------------------------------------------
                                                       $ 5,307,847
------------------------------------------------------------------
Diversified Operations -- 2.2%
------------------------------------------------------------------
Indian Rayon and Industries Ltd.              200,000  $   790,013
Max India Ltd.(1)                             318,310      730,878
------------------------------------------------------------------
                                                       $ 1,520,891
------------------------------------------------------------------
Drugs -- 6.2%
------------------------------------------------------------------
Cadila Healthcare Ltd.                        394,000  $ 2,559,797
Matrix Laboratories Ltd.                       39,272      659,557
Sun Pharmaceutical Industries Ltd.             98,705    1,086,594
------------------------------------------------------------------
                                                       $ 4,305,948
------------------------------------------------------------------
Electric - Generation -- 1.9%
------------------------------------------------------------------
Alstom Projects India Ltd.                    501,000  $ 1,332,795
------------------------------------------------------------------
                                                       $ 1,332,795
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronics - Consumer -- 1.4%
------------------------------------------------------------------
MIRC Electronics Ltd.                         220,000  $   946,489
------------------------------------------------------------------
                                                       $   946,489
------------------------------------------------------------------
Engineering -- 5.1%
------------------------------------------------------------------
Asea Brown Boveri Ltd.                        146,095  $ 1,515,106
Siemens India Ltd.                            217,343    1,970,826
------------------------------------------------------------------
                                                       $ 3,485,932
------------------------------------------------------------------
Entertainment -- 0.4%
------------------------------------------------------------------
Pritish Nandy Communications Ltd.             400,000  $   261,230
------------------------------------------------------------------
                                                       $   261,230
------------------------------------------------------------------
Food and Beverages -- 2.4%
------------------------------------------------------------------
Tata Tea Ltd.                                 163,500  $   859,213
United Breweries Holdings Ltd.(1)             402,540      216,367
United Breweries Ltd.(1)                      268,360      563,521
------------------------------------------------------------------
                                                       $ 1,639,101
------------------------------------------------------------------
Medical - Biomed / Genetics -- 0.3%
------------------------------------------------------------------
Jupiter Bioscience Ltd.                       100,000  $   198,103
------------------------------------------------------------------
                                                       $   198,103
------------------------------------------------------------------
Petrochemical -- 0.9%
------------------------------------------------------------------
Finolex Industries Ltd.                       531,500  $   657,131
------------------------------------------------------------------
                                                       $   657,131
------------------------------------------------------------------
Soap & Cleaning Preparations -- 0.8%
------------------------------------------------------------------
Godrej Consumer Products Ltd.                 180,300  $   533,509
------------------------------------------------------------------
                                                       $   533,509
------------------------------------------------------------------
Software -- 7.9%
------------------------------------------------------------------
Hexaware Technologies Ltd.(1)                 320,000  $ 1,542,782
I-Flex Solutions Ltd.                          41,900    1,129,729
Satyam Computer Services Ltd.                 300,000    1,482,338
VisualSoft Technologies Ltd.                  288,000    1,258,195
------------------------------------------------------------------
                                                       $ 5,413,044
------------------------------------------------------------------
Total India
   (identified cost $25,917,212)                       $30,007,686
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

INDONESIA -- 6.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banking and Finance -- 1.5%
------------------------------------------------------------------
PT Bank Nisp Tbk(1)                        30,907,000  $   965,275
PT BFI Finance Indonesia Tbk                1,059,500       78,042
------------------------------------------------------------------
                                                       $ 1,043,317
------------------------------------------------------------------
Packaging -- 1.5%
------------------------------------------------------------------
PT Dynaplast Tbk                            6,565,000  $ 1,025,177
------------------------------------------------------------------
                                                       $ 1,025,177
------------------------------------------------------------------
Soap & Cleaning Preparations -- 3.0%
------------------------------------------------------------------
PT Unilever Indonesia Tbk                     633,000  $ 2,073,942
------------------------------------------------------------------
                                                       $ 2,073,942
------------------------------------------------------------------
Total Indonesia
   (identified cost $2,761,244)                        $ 4,142,436
------------------------------------------------------------------

MALAYSIA -- 0.7%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Office Supplies and Forms -- 0.7%
------------------------------------------------------------------
Asia File Corp. Berhad                        350,000  $   520,395
------------------------------------------------------------------
                                                       $   520,395
------------------------------------------------------------------
Total Malaysia
   (identified cost $497,211)                          $   520,395
------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Commercial Services - Finance -- 1.1%
------------------------------------------------------------------
Korea Information Service, Inc.                31,128  $   736,789
------------------------------------------------------------------
                                                       $   736,789
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.1%
------------------------------------------------------------------
HiCel Co., Ltd.(1)                            118,000  $   748,489
------------------------------------------------------------------
                                                       $   748,489
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Internet Content - Entertainment -- 2.1%
------------------------------------------------------------------
NCsoft Corp.(1)                                27,440  $ 1,415,806
------------------------------------------------------------------
                                                       $ 1,415,806
------------------------------------------------------------------
Metals -- 1.3%
------------------------------------------------------------------
Korea Zinc Co., Ltd.                           41,380  $   864,946
------------------------------------------------------------------
                                                       $   864,946
------------------------------------------------------------------
Office Automation and Equipment -- 1.5%
------------------------------------------------------------------
Sindo Ricoh Co.                                16,430  $ 1,033,782
------------------------------------------------------------------
                                                       $ 1,033,782
------------------------------------------------------------------
Web Portals / ISP -- 1.4%
------------------------------------------------------------------
NHN Corp.                                       6,640  $   995,011
------------------------------------------------------------------
                                                       $   995,011
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,778,636)                        $ 5,794,823
------------------------------------------------------------------

SINGAPORE -- 7.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.7%
------------------------------------------------------------------
Noble Group Ltd.                              983,000  $ 1,188,593
------------------------------------------------------------------
                                                       $ 1,188,593
------------------------------------------------------------------
Electric Products -- 2.1%
------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.(1)                 2,429,000  $ 1,440,803
------------------------------------------------------------------
                                                       $ 1,440,803
------------------------------------------------------------------
Food - Retail -- 3.5%
------------------------------------------------------------------
Dairy Farm International Holdings Ltd.      1,784,300  $ 2,408,805
------------------------------------------------------------------
                                                       $ 2,408,805
------------------------------------------------------------------
Total Singapore
   (identified cost $2,585,708)                        $ 5,038,201
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SRI LANKA -- 5.4%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 3.3%
------------------------------------------------------------------
Aitken Spence and Co., Ltd.                   539,400  $ 1,311,873
John Keells Holdings Ltd.                     837,300      944,697
------------------------------------------------------------------
                                                       $ 2,256,570
------------------------------------------------------------------
Food and Beverages -- 0.7%
------------------------------------------------------------------
Distilleries Co. of Sri Lanka Ltd.          1,975,000  $   520,113
------------------------------------------------------------------
                                                       $   520,113
------------------------------------------------------------------
Telecommunication Services -- 1.4%
------------------------------------------------------------------
Sri Lanka Telecom Ltd.                      6,230,000  $   965,093
------------------------------------------------------------------
                                                       $   965,093
------------------------------------------------------------------
Total Sri Lanka
   (identified cost $2,853,469)                        $ 3,741,776
------------------------------------------------------------------

TAIWAN -- 1.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Machinery -- 1.2%
------------------------------------------------------------------
Kaulin Manufacturing Co., Ltd.                504,000  $   857,495
------------------------------------------------------------------
                                                       $   857,495
------------------------------------------------------------------
Total Taiwan
   (identified cost $652,572)                          $   857,495
------------------------------------------------------------------

THAILAND -- 5.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 0.4%
------------------------------------------------------------------
Serm Suk PCL                                  400,000  $   287,175
------------------------------------------------------------------
                                                       $   287,175
------------------------------------------------------------------
Real Estate Operating / Development -- 3.1%
------------------------------------------------------------------
Central Pattana Public Co., Ltd.            1,961,500  $ 2,160,085
------------------------------------------------------------------
                                                       $ 2,160,085
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Retail - Major Department Store -- 1.8%
------------------------------------------------------------------
Robinson Department Store PCL(1)           11,406,000  $ 1,243,584
------------------------------------------------------------------
                                                       $ 1,243,584
------------------------------------------------------------------
Total Thailand
   (identified cost $1,983,124)                        $ 3,690,844
------------------------------------------------------------------
Total Common Stocks
   (identified cost $50,450,859)                       $66,811,617
------------------------------------------------------------------
Total Investments -- 97.1%
   (identified cost $50,450,859)                       $66,811,617
------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                 $ 2,025,554
------------------------------------------------------------------
Net Assets -- 100.0%                                   $68,837,171
------------------------------------------------------------------

    Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $50,450,859)                           $66,811,617
Cash                                        7,099,651
Foreign currency, at value (identified
   cost, $1,572,013)                        1,570,189
Interest and dividends receivable             608,606
-----------------------------------------------------
TOTAL ASSETS                              $76,090,063
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 6,630,684
Accrued expenses                              622,208
-----------------------------------------------------
TOTAL LIABILITIES                         $ 7,252,892
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $68,837,171
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $52,477,447
Net unrealized appreciation (computed on
   the basis of identified cost)           16,359,724
-----------------------------------------------------
TOTAL                                     $68,837,171
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $206,005)                              $ 1,579,497
Interest                                       14,479
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,593,976
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   393,762
Administration fee                            131,273
Trustees' fees and expenses                     5,110
Custodian fee                                 222,864
Legal and accounting services                  36,270
Miscellaneous                                   7,967
-----------------------------------------------------
TOTAL EXPENSES                            $   797,246
-----------------------------------------------------

NET INVESTMENT INCOME                     $   796,730
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax, $133,731)
      (identified cost basis)             $ 4,460,588
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (110,637)
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,349,951
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 9,427,932
   Foreign currency and forward foreign
      currency exchange contracts                (488)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 9,427,444
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $13,777,395
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $14,574,125
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $       796,730  $      (121,602)
   Net realized gain                            4,349,951        3,121,068
   Net change in unrealized
      appreciation (depreciation)               9,427,444        5,555,867
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    14,574,125  $     8,555,333
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    28,098,702  $    10,733,574
   Withdrawals                                (30,082,477)      (7,125,697)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (1,983,775) $     3,607,877
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    12,590,350  $    12,163,210
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    56,246,821  $    44,083,611
--------------------------------------------------------------------------
AT END OF YEAR                            $    68,837,171  $    56,246,821
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.52%       1.50%       1.47%       1.34%       0.85%
   Expenses after custodian
      fee reduction                  1.52%       1.47%       1.19%       1.13%       0.85%
   Net investment income
      (loss)                         1.52%      (0.24)%      0.58%      (0.31)%      1.32%
Portfolio Turnover                    112%         83%        109%        112%        105%
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     32.17%      21.32%         --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,837     $56,247     $44,084     $64,295     $28,485
------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003, the Eaton Vance Asian Small Companies Fund held an approximate 24.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the adviser fee amounted to $393,762. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the administrative fee amounted to $131,273. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $56,353,535 and $59,299,746, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $50,920,140
    -----------------------------------------------------
    Gross unrealized appreciation             $18,041,936
    Gross unrealized depreciation              (2,150,459)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $15,891,477
    -----------------------------------------------------

   The net unrealized depreciation on currency was $1,034.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2003 there were no outstanding obligations under these financial instruments.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             100%           0%
    Edward K.Y. Chen                                  100%           0%
    Donald R. Dwight                                  100%           0%
    James B. Hawkes                                   100%           0%
    Samuel L. Hayes, III                              100%           0%
    Hon. Robert Lloyd George                          100%           0%
    William H. Park                                   100%           0%
    Norton H. Reamer                                  100%           0%
    Lynn A. Stout                                     100%           0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio (the "Portfolio") as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2003, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 22, 2003

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Sitabkhan, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee          Trustee of the    President and Chief              193                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2003      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41             Trust; Trustee and  Trust since 1989;   Chief Executive Officer
                     Vice President of    Trustee and Vice   of BMR, EVC, EVM and
                       the Portfolio      President of the   EV; Director of EV;
                                          Portfolio since    Vice President and
                                                1996         Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and
                                                             the Portfolio.

 Hon. Robert            Trustee and          Since 1996      Chief Executive Officer           5               Chairman of LGM
 Lloyd George(2)      President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of
                                                             the Portfolio.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)
 -------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Edward K.Y.             Trustee of          Since 1996      President of Lingnan              5             Director of First
 Chen(2)               the Portfolio                         University in Hong                               Pacific Company,
 1/14/45                                                     Kong.                                             Asia Satellite
                                                                                                             Telecommunication
                                                                                                             Holdings Ltd. and
                                                                                                               Wharf Holdings
                                                                                                             Limited (property
                                                                                                                 management
                                                                                                            and communications)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193               Director of
 III                                     Trust since 1989;   Professor of Investment                           Tiffany & Co.
 2/23/35                                  of the Portfolio   Banking Emeritus,                              (specialty retailer)
                                             since 1996      Harvard University                              and Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business Administration.                        services company)

 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                    None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington,
                                                             DC (1991-2000).

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                    None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                    None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(3)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Gregory L. Coleman    Vice President        Since 2001      Partner of Atlanta Capital.
 10/28/49               of the Trust                         Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William Walter      Vice President and      Since 1996      Director, Finance Director and
 Raleigh Kerr(2)         Assistant                           Chief Operating Officer of
 8/17/50              Treasurer of the                       Lloyd George Lloyd George.
                         Portfolio                           Director of LGM. Officer of 4
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Zaheer                Vice President        Since 1999      Director of Lloyd George.
 Sitabkhan(2)         of the Portfolio                       Officer of 2 registered
 1/17/65                                                     investment companies managed
                                                             by EVM or BMR.

 James A. Womack       Vice President        Since 2001      Vice President of Atlanta
 11/20/68               of the Trust                         Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM
                                                             or BMR.

 William J. Austin,   Treasurer of the     Since 2002(3)     Assistant Vice President of
 Jr.                     Portfolio                           EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM
                                                             or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Messrs. Lloyd George, Sitabkhan and Kerr is 3803 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.
 (3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

          SPONSOR AND MANAGER OF EATON VANCE ASIAN SMALL COMPANIES FUND
              AND ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
                             Eaton Vance Management
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                   ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                            3808 One Exchange Square
                               Central, Hong Kong


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                     EATON VANCE ASIAN SMALL COMPANIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

405-10/03                                                                  ASSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On behalf of Eaton Vance Asian Small Companies Fund.)


By:   /s/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President


Date: October 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: October 22, 2003


By:    /s/ Thomas E. Faust, Jr.
      ---------------------------
      Thomas E. Faust, Jr.
      President


Date: October 22, 2003